Related parties	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related parties

23. Related parties

  a) The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Co-Chief Executive Officer, 25.97% beneficial owner of the Company*
Bin Fu	Co-Chief Executive Office of the Company*
Xuejun Ji	Shareholder
Hunan Medical Star Technology Co., Ltd.( Medical Star)	Joint venture
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Miniority Owned Subsidiary of the Company

*	On September 6, 2023, Mr. Xiaofeng Gao resigned as the Co-Chief Executive Officer of the Company and Mr. Fu has become the sole Chief Executive Officer of the Company.

  b) The Company had the following related party balances with the related parties mentioned above:

	As of March 31,
	2024	2023
Amounts due to Xiaofeng Gao	$2,196	$2,199
Amounts due to Xuejun Ji	11,276	11,642
Amounts due to Bin Fu	39,464	40,747
Total	52,936	54,588

  c) The Company had the following related party transaction with the related party mentioned above:

	For the Years Ended March 31,
	2024	2023
Expense paid by Xiaofeng Gao	$—	$3,178
Repayment to Xiaofeng Gao	—	3,514
Sales to Medical Star	17,235	45,762

The Group did not have other significant balances or transactions with its related parties in the years ended March 31, 2024 and 2023.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS